Share capital and share premium (Tables)	9 Months Ended
Sep. 30, 2020
Share capital and share premium
Schedule of share capital structure

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
162,161,928	Ordinary	1	162,162	1,018,276	1,180,438
Total		1	162,162	1,018,276	1,180,438

Number of shares	Class	Par value (EUR)	Share capital (in thousands of EUR)	Share premium (in thousands of EUR)	Total
156,816,494	Ordinary	1	156,816	1,018,276	1,175,092
Total		1	156,816	1,018,276	1,175,092